Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		₱ 100
Less: To financial assets at FVPL	₱ 4,763
Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		100
Financial Asset
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total		112,206
Available-for-sale financial investments		15,165
Financial Asset | Financial Instruments At Amortized Cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	90,232
Other financial assets	2,686
Debt instruments at amortized cost	150
Cash equivalents	45,672
Short-term investments	1,165
Retail subscribers	19,444
Corporate subscribers	11,073
Foreign administrations	4,225
Domestic carriers	270
Dealers, agents and others	5,547
Financial instruments at FVPL:	11,596
Less: To financial assets at FVPL	4,763
Other financial assets	6,833
Financial assets at FVOCI	4,353
Total	106,181
Financial Asset | Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables		96,891
Advances and other noncurrent assets		20,901
Cash equivalents		26,554
Short-term investments		1,074
Retail subscribers		17,961
Corporate subscribers		9,641
Foreign administrations		6,517
Domestic carriers		457
Dealers, agents and others		13,686
Investment in debt securities and other long-term investments		100
Financial Asset | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments		150
HTM investments:		150
Within 12 months [Member] | Financial Asset
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total		82,814
Within 12 months [Member] | Financial Asset | Financial Instruments At Amortized Cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	87,526
Other financial assets	130
Cash equivalents	45,672
Short-term investments	1,165
Retail subscribers	19,444
Corporate subscribers	11,073
Foreign administrations	4,225
Domestic carriers	270
Dealers, agents and others	5,547
Financial instruments at FVPL:	6,833
Other financial assets	6,833
Financial assets at FVOCI	1,604
Total	95,963
Within 12 months [Member] | Financial Asset | Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables		82,814
Advances and other noncurrent assets		6,824
Cash equivalents		26,554
Short-term investments		1,074
Retail subscribers		17,961
Corporate subscribers		9,641
Foreign administrations		6,517
Domestic carriers		457
Dealers, agents and others		13,686
Investment in debt securities and other long-term investments		100
1-3 years [Member] | Financial Asset
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total		11,325
1-3 years [Member] | Financial Asset | Financial Instruments At Amortized Cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	2,190
Other financial assets	2,040
Debt instruments at amortized cost	150
Financial assets at FVOCI	2,749
Total	4,939
1-3 years [Member] | Financial Asset | Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables		11,175
Advances and other noncurrent assets		11,175
1-3 years [Member] | Financial Asset | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments		150
HTM investments:		150
3-5 years [Member] | Financial Asset
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total		2,739
3-5 years [Member] | Financial Asset | Financial Instruments At Amortized Cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	349
Other financial assets	349
Total	349
3-5 years [Member] | Financial Asset | Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables		2,739
Advances and other noncurrent assets		2,739
2024 to 2060 [Member] | Financial Asset
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total		15,328
Available-for-sale financial investments		15,165
2024 to 2060 [Member] | Financial Asset | Financial Instruments At Amortized Cost
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	167
Other financial assets	167
Financial instruments at FVPL:	4,763
Less: To financial assets at FVPL	4,763
Total	₱ 4,930
2024 to 2060 [Member] | Financial Asset | Loans and receivables, category [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables		163
Advances and other noncurrent assets		₱ 163